Rule 497(e)
File Nos. 333-158546
811-03972

FutureFunds Select

FutureFunds Series Account of
Great-West Life & Annuity Insurance Company

Supplement dated October 16, 2009 to
Prospectus dated August 14, 2009

This supplement adds certain information to and amends certain information contained in the Prospectus dated August 14, 2009.  Please read it carefully and keep it with your Prospectus for future reference.

Effective September 23, 2009, the name of the following Eligible Fund (the “Alger Portfolio”) available in the Prospectus has been changed:

Old Name		New Name
Alger American MidCap Growth Portfolio	to	Alger Mid Cap Growth Portfolio

Also effective September 23, 2009, Class O shares of the Alger Portfolios were re-classified as Class I-2 shares.

In addition, all references in the Prospectus to “Alger American Fund” are changed to “Alger Portfolios.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated August 14, 2009, and should be retained for future reference.